COMMON SHARES (Details Narrative 2) - USD ($)																																																											1 Months Ended										2 Months Ended		3 Months Ended						6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	May 18, 2016	Mar. 15, 2016	Feb. 01, 2016	Jan. 26, 2016	Sep. 17, 2015	Jul. 17, 2015	Jul. 06, 2015	Jul. 02, 2015	Jun. 12, 2015	Apr. 15, 2015	Apr. 13, 2015	Mar. 12, 2015	Jan. 05, 2015	Dec. 08, 2014	Oct. 28, 2014	Oct. 03, 2014	Sep. 22, 2014	Sep. 21, 2014	Jul. 29, 2014	Jul. 10, 2014	Jul. 03, 2014	Jun. 18, 2014	Jun. 01, 2014	May 27, 2014	May 25, 2014	May 02, 2014	May 01, 2014	Apr. 22, 2014	Mar. 10, 2014	Mar. 05, 2014	Feb. 07, 2014	Jan. 26, 2014	Jan. 09, 2014	Dec. 15, 2013	Dec. 13, 2013	Dec. 04, 2013	Nov. 14, 2013	Nov. 05, 2013	Oct. 13, 2013	Oct. 08, 2013	Sep. 30, 2013	Sep. 03, 2013	Jul. 22, 2013	Jun. 26, 2013	Jun. 23, 2013	Jun. 19, 2013	May 10, 2013	Apr. 30, 2013	Apr. 10, 2013	Mar. 18, 2013	Mar. 10, 2013	Feb. 02, 2013	Jan. 03, 2013	Dec. 25, 2012	Dec. 20, 2012	Nov. 20, 2012	Nov. 05, 2012	Oct. 25, 2012	Aug. 31, 2015	Jul. 31, 2015	May 31, 2015	Apr. 30, 2015	Mar. 19, 2015	Oct. 31, 2014	Jul. 31, 2014	Oct. 30, 2013	Feb. 28, 2013	Jan. 31, 2013	Jun. 30, 2015	Aug. 31, 2014	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Jul. 31, 2013	Jun. 30, 2016	Jun. 30, 2015	Aug. 31, 2015	Jun. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Aug. 01, 2016	Apr. 08, 2015	Sep. 28, 2014	Feb. 20, 2013	Feb. 19, 2013
Number of common stock issued for services		85,000	540,000																														345,132							88,496																																8,035,000
Value of common stock issued for services																																	$ 89,734																																						$ 49,000		$ 94,000				$ 262,000	$ 1,336,000			$ 1,574,000	$ 3,220,000	$ 758,000
Number of common stock issued upon new issue				1,000,000										209,041				280,592																																						331,859
Value of common stock issued upon new issue																		$ 59,000																																						$ 101,000															$ 188,000						$ 589,000	$ 251,000			$ 347,000	$ 900,000	891,000
Beneficial principal loan converted																																																																															$ 1,480,716
Number of shares issued upon conversion																																																																															75,060,414
Ownership percentage																																																																																					30.00%
Exercise price (in dollars per shares)																																																																								$ 0.1400									$ 0.1400			$ .058
Warrant term	1 year 6 months
Investment Agreements [Member]
Number of common stock issued upon new issue																																																																										880,000
Value of common stock issued upon new issue																																																																										$ 109,721
Number of shares options to purchase																																																																										822,500
Exercise price of options (in dollars per shares)																																																																										$ 0.10
Investment Agreements [Member]
Number of common stock issued upon new issue																																																																										759,041
Value of common stock issued upon new issue																																																																										$ 77,127
Share price																																																																																						$ 0.13
Number of additional common stock issued upon new issue																																																																										759,041
Number of shares options to purchase																																																																										759,041
Exercise price of options (in dollars per shares)																																																																										$ 0.10
Investment Agreements [Member]
Number of common stock issued upon new issue																																																																										352,805
Value of common stock issued upon new issue																																																																										$ 98,784
Number of shares options to purchase																																																																										352,805
Exercise price of options (in dollars per shares)																																																																										$ 0.60
Investment Agreements [Member]
Number of common stock issued upon new issue																																																																										199,039
Value of common stock issued upon new issue																																																																										$ 19,904
Share price																																																																										$ 0.16								$ 0.16
Number of additional common stock issued upon new issue																																																																										199,039
Number of shares options to purchase																																																																										199,039
Exercise price of options (in dollars per shares)																																																																										$ 0.13
Service Agreement [Member]
Number of common stock issued for services															335,000
Service Agreement [Member]
Number of common stock issued for services															335,000
Additional beneficial principal loan converted															$ 42,500
Number of additional shares issued upon conversion															471,967
Mr. Shlomi Palas [Member]
Number of common stock issued for services																													250,000						424,779																						53,098
Mr. Josh Shoham [Member]
Number of common stock issued for services																													220,000						353,982																						44,248
Mr. Roy Amitzur [Member]
Number of common stock issued for services																													200,000						353,982																						44,248
Mr. Mark Radom [Member]
Number of common stock issued for services																													180,000						283,186
Consultant [Member]
Number of common stock issued for services																								180,000									17,700
Value of common stock issued for services																								$ 7,560									$ 4,602
8% Asher Notes [Member]
Beneficial principal loan converted																																																																$ 42,500		$ 47,878
Number of shares issued upon conversion																																																																471,967		402,276
Non-US Investor (Subscription Agreement) [Member]
Number of common stock issued upon new issue																																									88,496	268,169	268,169	53,098		132,744	88,496		88,496		88,496			265,487	309,735			88,496									154,868	154,868
Value of common stock issued upon new issue																																										$ 100,000	$ 100,000	$ 20,000		$ 50,000								$ 70,000	$ 100,000			$ 20,000									$ 50,000	$ 50,000
Share price																																																							$ 0.32286
Number of additional common stock issued upon new issue																																																																			88,496
Fair value of options																																																																			$ 76,000
Professional fees																																																					$ 11,000
Aggregate investments																																																																																								$ 75,000
Aggregate periodic investments																																									$ 25,000						$ 25,000		$ 25,000		$ 25,000																																25,000
Beneficial principal loan converted																																							$ 87,000
Number of shares issued upon conversion																																							384,956																										190,000
Non-US Investor (Subscription Agreement) [Member] | Restricted Common Stock Class [Member]
Number of common stock issued upon new issue																																																					39,824
Value of common stock issued upon new issue																																																					$ 11,000
Investor [Member]
Number of common stock issued for services												109,039																					265,486																			451,328								8,035,000	3,250,000		6,114,867						3,765,000
Value of common stock issued for services												$ 14,103																					$ 25,000																			$ 50,000								$ 198,614	$ 136,500		$ 738,353						$ 150,118
Number of common stock issued upon new issue																		48,183	144,054		1,250,000																																									144,054														495,576
Value of common stock issued upon new issue																		$ 11,557	$ 34,522		$ 75,000																																																							$ 49,315
Number of additional common stock issued upon new issue																				75,000
Number of shares options to purchase																		48,183	144,054
Beneficial principal loan converted																				$ 24,000
Number of shares issued upon conversion																				115,000
Exercise price of options (in dollars per shares)																		$ 0.32	$ 0.10
Investor [Member] | OERI Purchase Agreement [Member]
Number of common stock issued upon new issue																																				44,248
Aggregate investments																																				$ 480,000
Ownership percentage																																				4.00%
Investor [Member] | OERI Purchase Agreement [Member] | Euro [Member]
Aggregate investments																																				$ 353,200
Investor [Member] | Notes [Member] | OERI Purchase Agreement [Member] | Euro [Member]
Debt face amount																																				$ 353,200
Monthly debt instruments interest rate																																				1.00%
Non-US Investor (Subscription Agreement) [Member]
Number of common stock issued upon new issue																																									35,399						146,903		146,903		146,903
Aggregate investments																																																																																							$ 50,000
Aggregate periodic investments																																									$ 4,000						$ 16,700		$ 16,600		$ 16,600																																$ 4,000
Mr. Shlomi Palas [Member]
Number of common stock issued for services																																														53,098		230,089		53,098
Number of shares options to purchase																																																230,089
Mr. Josh Shoham [Member]
Number of common stock issued for services																																														44,248		203,540		44,248
Number of shares options to purchase																																																203,540
Mr. Roy Amitzur [Member]
Number of common stock issued for services																																														44,248		168,142		44,248
Number of shares options to purchase																																																168,142
Mr. Mark Radom [Member]
Number of common stock issued for services																																														35,399		88,496		35,399
Number of shares options to purchase																																																88,496
Third Party [Member]
Number of common stock issued for services																							179,856																						156,611	176,992
Value of common stock issued for services																							$ 28,874
Number of shares options to purchase																							179,856
Exercise price of options (in dollars per shares)																							$ 0.25
Non-US Investor (Subscription Agreement) [Member]
Number of common stock issued upon new issue																																														53,634												380,531
Value of common stock issued upon new issue																																														$ 20,000												$ 50,000
Beneficial principal loan converted																																							$ 37,000
Number of shares issued upon conversion																																							163,717
Incline Partners, LLC (Capital Markets Advisory Consulting Agreement ) [Member]
Professional fees																																												$ 28,000
Incline Partners, LLC (Capital Markets Advisory Consulting Agreement ) [Member] | Restricted Common Stock Class [Member]
Number of common stock issued for services																																												88,496
Eastern Sphere Ltd [Member]
Number of common stock issued for services																																					146,016	491,642
Value of common stock issued for services																																					$ 29,107	$ 100,000
Consultant (Investor Relation Services) [Member]
Number of common stock issued for services																										211,084								600,000
Value of common stock issued for services																										$ 41,518
Talya Levy-Tytiun (Subscription Agreement) [Member]
Number of common stock issued for services					2,866,194																											1,739,130
Share price																																$ 0.23
Aggregate investments																																$ 400,000
Changing the World Technologies, Ltd. [Member]
Number of common stock issued for services																															1,200,000
Aggregate investments																															$ 77,000
Non-US Investor (Consulting Agreement) [Member]
Number of common stock issued for services																												4,000,000																																										650,000				3,350,000
Number of common stock issued upon new issue																																																																						3,969,133
Value of common stock issued upon new issue																																																																						$ 970,573
Non-US Investor (Three Agreement) [Member]
Number of common stock issued for services																												2,177,000
Value of common stock issued for services																												$ 481,810
Number of common stock issued upon new issue																																																																											800,892
Number of additional common stock issued upon new issue																																																																											380,435
Value of additional common stock issued upon new issue																																																																											$ 69,000
Loan carrying amount																																																																											$ 78,400					$ 78,400
Carter Terry [Member]
Number of common stock issued for services														209,041
Non-US Citizen (Consulting Agreement) [Member]
Number of common stock issued for services																2,000,000
Value of common stock issued for services																$ 216,828
Number of shares options to purchase																500,000
Exercise price of options (in dollars per shares)																$ 0.001
Maxim Group LLC (Financial Advisor & Investment Banker Agreement) [Member]
Number of common stock issued for services																																																											3,474,405
Value of common stock issued for services																																																											$ 34,397
Non-US Person (Financial Advisor & Investment Banker Settlement Agreement) [Member]
Number of common stock issued for services																																																											1,128,237
Value of common stock issued for services																																																											$ 13,088
Non-US Person (Subscription Agreement) [Member]
Number of common stock issued upon new issue								2,000,000			416,667
Value of common stock issued upon new issue								$ 32,000			$ 25,000
Dr. Borenstein Ltd (Subscription Agreement) [Member]
Number of common stock issued upon new issue									8,484,848	1,630,000																																																																							1,000,000
Value of common stock issued upon new issue									$ 140,000	$ 48,000
Number of shares options to purchase													1,000,000
Non-US Entity (Subscription Agreement) [Member]
Number of common stock issued upon new issue							2,428,571
Value of common stock issued upon new issue							$ 51,000
Non-US Personnel (Subscription Agreement) [Member]
Number of common stock issued upon new issue						2,318,183
Value of common stock issued upon new issue						$ 39,394
Eastern Institutional Funding, LLC [Member] | Notes [Member]
Ownership percentage																														20.00%
Debt face amount																														$ 68,750
Debt instrument,term																														1 year
Capitoline Ventures II, LLC [Member] | Notes [Member]
Ownership percentage																														20.00%
Debt face amount																														$ 68,750
Debt instrument,term																														1 year
Eastern Institutional Funding, LLC & Capitoline Ventures II, LLC [Member] | Notes [Member]
Number of shares issued upon conversion																																																																	1,320,000															5,114,073
Investor (Consulting Agreement) [Member]
Number of common stock issued for services																	2,484,000										2,819,000
Number of warrants called																											1,193,000
Exercise price (in dollars per shares)																											$ 0.10
Warrant term																											1 year
Investor (Investor Relations Services) [Member]
Number of common stock issued for services																	300,000								350,000
Value of common stock issued for services																	$ 90,000								$ 54,600
Share price																									$ 0.20
Number of shares options to purchase																	1,500,000
Expiration period																	5 years
Fair value of options																	$ 151,434
Exercise price of options (in dollars per shares)																	$ 0.10
Number of warrants called																									350,000
Exercise price (in dollars per shares)																									$ 0.20
Warrant term																									6 months
Monthly professional fees																									$ 18,000
Warrant issue expenses																									28,310.
Accredited Investor [Member]
Number of common stock issued for services																				75,000		150,000
Value of common stock issued for services																				$ 52,800
Number of warrants called																						150,000
Warrant term																						3 years
Investor (Consulting Agreement) [Member]
Number of common stock issued for services																	963,000
Value of common stock issued for services																	$ 52,708
Investor (Investor Relations Services) [Member]
Number of common stock issued for services																	500,000
Value of common stock issued for services																	$ 216,828
Investor (Investor Relations Services) [Member]
Number of common stock issued for services																									150,000